Business Combination - Disclosure of detailed information about business combination (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Apr. 03, 2025	Mar. 12, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Book value
Right-of-use assets	$ 202,564			$ 1,910
Intangible assets	16,675			16,187
Investments	117,948			61,806
Interest in joint ventures	28,123			16,806
Current assets	714,900			470,819
Cash and cash equivalents	155,048			38,869	$ 343,899	$ 429,370
Current liabilities	(779,583)			$ (392,656)
Fair value
Business Combination - subsequent purchases	137,066
Non-controlling interest
Fair value
Business Combination - subsequent purchases	210,771
Equity attributable to owners of the Company
Fair value
Business Combination - subsequent purchases	$ (73,705)
Golden Ocean Group Limited
Book value
Right-of-use assets			$ 108,886
Intangible assets			396
Investments			0
Interest in joint ventures			53,236
Receivables			15,438
Current assets			179,997
Cash and cash equivalents			86,803
LT loans and borrowings			(884,455)
Non-current payables			(284,831)
Current liabilities			(382,432)
Total identifiable net assets acquired			1,828,251
Adjustment
Right-of-use assets			101,865
Intangible assets			0
Investments			44,825
Investments in equity accounted investees			(44,825)
Receivables			0
Current assets			6,739
Cash and cash equivalents			(6,739)
LT loans and borrowings			0
Non-current payables			0
Current liabilities			0
Total identifiable net assets acquired			638,713
Fair value
Right-of-use assets			210,751
Intangible assets			396
Investments			44,825
Investments in equity accounted investees			8,411
Receivables			15,438
Current assets			186,736
Cash and cash equivalents			80,064
LT loans and borrowings			(884,455)
Non-current payables			(284,831)
Current liabilities			(382,432)
Total identifiable net assets acquired			2,466,964
Consideration transferred in cash			$ 1,178,960
Share in equity		8.55%	40.80%
Total identifiable net assets acquired			$ 1,006,610
Goodwill			172,350
Golden Ocean Group Limited | Vessels
Book value
Property, plant and equipment			2,935,213
Adjustment
Property, plant and equipment			536,848
Fair value
Property, plant and equipment			$ 3,472,061